Notes Payable to Third Party (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Notes Payable To Third Party

8. NOTES PAYABLE TO THIRD PARTY

Notes payable to a third party represents financing provided by a third party to meet the Company’s working capital and capital assets requirements. These notes are secured by the assets of the Company and promissory notes signed by the stockholders. Interest on these loans ranges from 8% to 18% per annum with various periodical payments due within a year from the balance sheet date.